Average Annual Total Returns - Annuity Investor Shares - Vanguard Dividend Growth Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees or expenses) 1 Year	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees or expenses) 5 Years	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees or expenses) 10 Years	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 5 Years	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	12.06%	13.53%	13.15%	15.62%	15.02%	12.79%	20.79%	15.36%	13.74%